Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Muhlenkamp Fund
Shareholder Report [Line Items]
Fund Name	Muhlenkamp Fund
Class Name	Muhlenkamp Fund
Trading Symbol	MUHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muhlenkamp Fund for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://muhlenkamp.com/. You can also request this information by contacting us at 1-800-860-3863.
Additional Information Phone Number	1-800-860-3863
Additional Information Website	https://muhlenkamp.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Muhlenkamp Fund	$62	1.21%
[1]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Net Assets	$ 260,203,799
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$260,203,799
Number of Holdings	22
Portfolio Turnover	3%

Holdings [Text Block]

Top Sectors	(%)
Materials	20.4%
Industrials	14.7%
Financials	11.7%
Information Technology	11.1%
Energy	8.6%
Health Care	7.6%
Other Sectors	5.4%
Cash & Cash Equivalents	20.5%

Top 10 Equity Issuers	(%)
Rush Enterprises, Inc.	6.7%
Newmont Corp.	5.4%
EQT Corp.	5.0%
Agnico Eagle Mines Ltd.	4.8%
Berkshire Hathaway, Inc.	4.8%
McKesson Corp.	4.7%
Royal Gold, Inc.	4.7%
Microchip Technology, Inc.	4.2%
United Rentals, Inc.	4.1%
Apple, Inc.	4.0%

Industry	(%)
Metals & Mining	16.1%
Trading Companies & Distributors	10.8%
Financial Services	8.2%
Oil, Gas & Consumable Fuels	5.0%
Health Care Providers	4.7%
Chemicals	4.3%
Semiconductors	4.2%
Technology Hardware	4.0%
Other Industries	22.2%
Cash & Cash Equivalents	20.5%

Updated Prospectus Web Address	https://muhlenkamp.com/

[1]
*	Annualized